PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 5:-     PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost:
Computers and peripheral equipment	$23,616	$22,105
Office furniture and equipment	12,004	*) 11,459
Leasehold improvements	3,213	*) 3,158

	38,833	36,722
Accumulated depreciation:
Computers and peripheral equipment	21,697	20,356
Office furniture and equipment	10,136	*) 9,722
Leasehold improvements	2,407	*) 2,252

	34,240	32,330

Depreciated cost	$4,593	$4,392

*) Reclassified.

Depreciation expenses amounted to $1,936, $1,692 and $1,562 for the years ended December 31, 2020, 2019 and 2018, respectively.

In the year ended December 31, 2019, the Company recorded a reduction of $12,381 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use, following an assessment made by the Company. In the year ended December 31, 2020, the Company did not record any such reduction.